Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000005808 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 8,187	$ 9,801	$ 11,251	$ 10,983	$ 9,971	$ 14,383	$ 10,756	$ 10,565	$ 10,712	$ 11,622
C000005805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000198217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		8,187	9,801	11,251	10,989	9,982	14,392	10,773	10,581	10,733	11,653
C000005809 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		8,127	9,665	11,015	10,678	9,632	13,808	10,257	10,028	10,118	10,914
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Accumulated Value	$ 10,000		$ 8,213	$ 9,785	$ 11,910	$ 11,309	$ 9,952	$ 14,800	$ 12,087	$ 11,300	$ 12,416	$ 13,537